Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.51%
Communication services: 2.47%
Diversified telecommunication services: 0.88%
Bandwidth Incorporated Class A †	29,500	$ 3,738,830
Interactive media & services: 0.55%
EverQuote Incorporated Class A †	64,551	2,342,556
Media: 1.04%
Cardlytics Incorporated †	40,570	4,450,529
Consumer discretionary: 15.41%
Auto components: 1.39%
Fox Factory Holding Corporation †	46,510	5,909,561
Hotels, restaurants & leisure: 2.52%
Papa John's International Incorporated	52,520	4,655,373
Wingstop Incorporated	47,969	6,100,218
		10,755,591
Household durables: 1.22%
Purple Innovation Incorporated †	163,728	5,181,991
Internet & direct marketing retail: 1.82%
CarParts.com Incorporated †	118,210	1,688,039
Fiverr International Limited †	21,950	4,767,101
The RealReal Incorporated †	58,400	1,321,592
		7,776,732
Leisure products: 1.41%
YETI Holdings Incorporated †	83,396	6,022,025
Specialty retail: 4.36%
Boot Barn Holdings Incorporated †	119,440	7,442,306
Cricut Incorporated Class A †	90,972	1,800,330
Leslie's Incorporated †	104,792	2,566,356
Lithia Motors Incorporated Class A	15,920	6,210,233
Petco Health and Wellness Company †	26,127	578,974
		18,598,199
Textiles, apparel & luxury goods: 2.69%
Crocs Incorporated †	101,480	8,164,066
Deckers Outdoor Corporation †	9,980	3,297,592
		11,461,658
Consumer staples: 4.12%
Beverages: 1.00%
Celsius Holdings Incorporated †	88,800	4,266,840
Food & staples retailing: 0.53%
The Chef's Warehouse Incorporated †	73,870	2,250,080
The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Small Cap Growth Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Food products: 2.59%
Freshpet Incorporated †	53,407	$ 8,481,566
Vital Farms Incorporated †«	116,749	2,549,798
		11,031,364
Financials: 6.03%
Capital markets: 1.63%
Assetmark Financial Holdings †	53,515	1,249,040
Stifel Financial Corporation	88,835	5,690,770
		6,939,810
Consumer finance: 0.59%
LendingTree Incorporated †	11,878	2,530,014
Diversified financial services: 0.57%
Hudson Executive Investment Corporation Class A †«	119,100	1,181,472
VPC Impact Acquisition Holdings †«	94,800	1,231,452
		2,412,924
Insurance: 3.24%
Goosehead Insurance Incorporated Class A	47,507	5,091,800
Kinsale Capital Group Incorporated	52,876	8,713,965
		13,805,765
Health care: 30.59%
Biotechnology: 9.35%
Arcutis Biotherapeutics Incorporated †	188,246	5,445,957
Arena Pharmaceuticals Incorporated †	25,520	1,770,833
Biohaven Pharmaceutical Holding Company †	18,680	1,276,778
CareDx Incorporated †	59,284	4,036,648
Chemocentryx Incorporated †	36,100	1,849,764
Emergent BioSolutions Incorporated †	14,570	1,353,699
Fate Therapeutics Incorporated †	18,960	1,563,252
Halozyme Therapeutics Incorporated †	129,240	5,388,016
Invitae Corporation †«	10,960	418,782
Natera Incorporated †	55,611	5,646,741
Vericel Corporation †	200,390	11,131,665
		39,882,135
Health care equipment & supplies: 9.17%
Acutus Medical Incorporated †«	15,566	208,117
iRhythm Technologies Incorporated †	51,376	7,134,071
Neuronetics Incorporated †	94,322	1,166,763
Orthopediatrics Corporation †	80,201	3,909,799
Outset Medical Incorporated †	38,543	2,096,354
Pulmonx Corporation †	46,623	2,132,536
Shockwave Medical Incorporated †	77,146	10,049,038
SI-BONE Incorporated †	177,698	5,652,573
Silk Road Medical Incorporated †	30,110	1,525,072
Tandem Diabetes Care Incorporated †	26,480	2,336,860
Vapotherm Incorporated †	119,931	2,880,743
		39,091,926
The accompanying notes are an integral part of these financial statements.

2  |  Wells Fargo VT Small Cap Growth Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Health care providers & services: 3.74%
Accolade Incorporated †	48,200	$ 2,186,834
Addus Homecare Corporation †	60,530	6,330,833
Castle Biosciences Incorporated †	108,618	7,435,988
		15,953,655
Health care technology: 2.69%
Inspire Medical Systems Incorporated †	28,740	5,948,893
Phreesia Incorporated †	106,296	5,538,022
		11,486,915
Life sciences tools & services: 3.53%
Adaptive Biotechnologies Corporation †	26,031	1,048,008
Codexis Incorporated †	330,867	7,573,546
Neogenomics Incorporated †	132,962	6,412,757
		15,034,311
Pharmaceuticals: 2.11%
Pacira Pharmaceuticals Incorporated †	97,190	6,812,047
Revance Therapeutics Incorporated †	77,700	2,171,715
		8,983,762
Industrials: 13.51%
Aerospace & defense: 1.98%
Kratos Defense & Security Solutions Incorporated †	152,530	4,161,018
Mercury Systems Incorporated †	60,478	4,272,771
		8,433,789
Building products: 0.33%
The AZEK Company Incorporated †	33,373	1,403,335
Commercial services & supplies: 2.09%
Casella Waste Systems Incorporated Class A †	140,337	8,921,223
Construction & engineering: 0.65%
Construction Partners Incorporated Class A †	91,800	2,742,984
Electrical equipment: 0.47%
Bloom Energy Corporation Class A †	74,300	2,009,815
Machinery: 2.27%
Rexnord Corporation	205,750	9,688,768
Professional services: 2.91%
ASGN Incorporated †	130,141	12,420,657
Road & rail: 1.60%
Saia Incorporated †	29,592	6,823,323
Trading companies & distributors: 1.21%
SiteOne Landscape Supply Incorporated †	30,170	5,151,226
The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Small Cap Growth Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Information technology: 24.96%
Electronic equipment, instruments & components: 2.37%
Novanta Incorporated †	64,690	$ 8,531,964
Par Technology Corporation †	23,900	1,563,299
		10,095,263
IT services: 2.94%
Endava plc Sponsored ADR †	62,434	5,287,535
EVO Payments Incorporated Class A †	263,001	7,237,788
		12,525,323
Semiconductors & semiconductor equipment: 3.79%
Allegro MicroSystems Incorporated †	119,416	3,027,196
Diodes Incorporated †	70,690	5,643,890
Semtech Corporation †	83,550	5,764,950
Silicon Laboratories Incorporated †	12,070	1,702,715
		16,138,751
Software: 15.86%
8x8 Incorporated †	102,500	3,325,100
ACV Auctions Incorporated Class A †	11,181	386,974
Envestnet Incorporated †	52,451	3,788,536
Everbridge Incorporated †	26,290	3,185,822
Jamf Holding Corporation †	63,458	2,241,337
OLO Incorporated Class A †«	10,534	277,992
ON24 Incorporated †	26,564	1,288,620
Q2 Holdings Incorporated †	100,996	10,119,799
Rapid7 Incorporated †	139,718	10,424,360
Sprout Social Incorporated Class A †	112,639	6,506,029
SPS Commerce Incorporated †	92,274	9,163,731
Talend SA ADR †	172,599	10,984,200
Vertex Incorporated Class A †	16,755	368,275
Viant Technology †	19,507	1,031,725
Workiva Incorporated †	51,500	4,545,390
		67,637,890
Real estate: 0.72%
Equity REITs: 0.72%
QTS Realty Trust Incorporated Class A	49,770	3,087,731
Utilities: 0.70%
Independent power & renewable electricity producers: 0.70%
Sunnova Energy International Incorporated †	73,024	2,980,840
Total Common stocks (Cost $260,662,962)		419,968,091

The accompanying notes are an integral part of these financial statements.

4  |  Wells Fargo VT Small Cap Growth Fund

Portfolio of investments—March 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.91%
Investment companies: 2.91%
Securities Lending Cash Investments LLC ♠∩∞		0.04%	5,996,990	$ 5,996,990
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	6,425,462	6,425,462
Total Short-term investments (Cost $12,422,452)				12,422,452
Total investments in securities (Cost $273,085,414)	101.42%			432,390,543
Other assets and liabilities, net	(1.42)			(6,044,813)
Total net assets	100.00%			$426,345,730

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$13,231,250	$24,070,367	$(31,304,627)	$0	$0	$5,996,990		5,996,990	$2,667#
Wells Fargo Government Money Market Fund Select Class	555,598	31,717,236	(25,847,372)	0	0	6,425,462		6,425,462	384
				$0	$0	$12,422,452	2.91%		$3,051

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Wells Fargo VT Small Cap Growth Fund  |  5

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Fund’s Governance Council. The Fund’s Governance Council has delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”) the authority to take any actions regarding the valuation of portfolio securities that the Wells Fargo Asset Management Pricing Committee deems necessary or appropriate, including determining the fair value of portfolio securities. The Governance Council retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Wells Fargo VT Small Cap Growth Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$10,531,915	$0	$0	$10,531,915
Consumer discretionary	65,705,757	0	0	65,705,757
Consumer staples	17,548,284	0	0	17,548,284
Financials	25,688,513	0	0	25,688,513
Health care	130,432,704	0	0	130,432,704
Industrials	57,595,120	0	0	57,595,120
Information technology	106,397,227	0	0	106,397,227
Real estate	3,087,731	0	0	3,087,731
Utilities	2,980,840	0	0	2,980,840
Short-term investments
Investment companies	12,422,452	0	0	12,422,452
Total assets	$432,390,543	$0	$0	$432,390,543
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Small Cap Growth Fund  |  7